Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Statement of Financial Position [Abstract]
Net of allowance for doubtful accounts (in Dollars)	$ 31,997	$ 94,166
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	14,006,250	10,250,000
Common stock, shares outstanding	14,006,250	10,250,000